ACCOUNTS RECEIVABLE - Narrative (Details) - CAD ($) $ in Thousands			12 Months Ended
	Oct. 09, 2020	Apr. 01, 2020	Aug. 31, 2021	Aug. 31, 2020
Accounts Receivable [Abstract]
Amount of employee wages applied for under Canada Emergency Wage Subsidy			$ 7,725	$ 7,883
Amount of employee wages applied for under Canada Emergency Wage Subsidy, included under government programs			178	2,936
Amount of employee rent applied for under Canada Emergency Rent Subsidy			422	0
Amount of employee rent applied for under Canada Emergency Rent Subsidy, included under government programs			$ 9	$ 0
Percentage of subsidisation of employee wages		75.00%
Percentage of eligible property expenses	65.00%